Property And Equipment (Schedule Of Property And Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 487,811	$ 431,223
Less accumulated depreciation	(243,658)	(161,753)
Property and equipment, net	244,153	269,470
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	71,700	61,348
Production Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	24,266	20,870
Office Equipment, Furniture And Fixtures [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	12,019	10,661
Software [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	147,211	117,265
Technology [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	171,433	156,107
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	36,105	35,700
Construction In Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross	$ 25,077	$ 29,272